Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Deferred Tax Assets and Liabilities [abstract]
Schedule of Deferred Tax Assets and Liabilities
(USD millions)	Property, plant and equipment	Intangible assets	Pensions and other benefit obligations of employees	Inventories	Tax loss carry- forwards	Other assets, provisions and accruals	Total

Gross deferred tax assets at January 1, 2022	125	1 307	1 026	2 273	374	2 727	7 832

Gross deferred tax liabilities at January 1, 2022	-381	-4 704	-591	-148		-1 335	-7 159

Net deferred tax balance at January 1, 2022	-256	-3 397	435	2 125	374	1 392	673

At January 1, 2022	-256	-3 397	435	2 125	374	1 392	673

Credited/(charged) to income	69	628	-5	-43	5	1	655

Charged to equity						1	1

Credited/(charged) to other comprehensive income	-2		-104			63	-43

Impact of acquisitions of businesses		-300			55	1	-244

Other movements	4	10	-7	-6	-9	19	11

Net deferred tax balance at December 31, 2022	-185	-3 059	319	2 076	425	1 477	1 053

Gross deferred tax assets at December 31, 2022	158	1 726	739	2 214	425	2 789	8 051

Gross deferred tax liabilities at December 31, 2022	-343	-4 785	-420	-138		-1 312	-6 998

Net deferred tax balance at December 31, 2022	-185	-3 059	319	2 076	425	1 477	1 053

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							4 312

Deferred tax assets at December 31, 2022							3 739

Deferred tax liabilities at December 31, 2022							-2 686

Net deferred tax balance at December 31, 2022							1 053

Gross deferred tax assets at January 1, 2021	189	1 351	1 137	2 502	507	2 658	8 344

Gross deferred tax liabilities at January 1, 2021	-430	-5 269	-340	-159	-10	-1 344	-7 552

Net deferred tax balance at January 1, 2021	-241	-3 918	797	2 343	497	1 314	792

At January 1, 2021	-241	-3 918	797	2 343	497	1 314	792

Credited/(charged) to income	-27	567	-22	-215	-121	127	309

Charged to equity						-35	-35

Credited/(charged) to other comprehensive income			-323			6	-317

Impact of acquisitions of businesses		-58			12		-46

Other movements	12	12	-17	-3	-14	-20	-30

Net deferred tax balance at December 31, 2021	-256	-3 397	435	2 125	374	1 392	673

Gross deferred tax assets at December 31, 2021	125	1 307	1 026	2 273	374	2 727	7 832

Gross deferred tax liabilities at December 31, 2021	-381	-4 704	-591	-148		-1 335	-7 159

Net deferred tax balance at December 31, 2021	-256	-3 397	435	2 125	374	1 392	673

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							4 089

Deferred tax assets at December 31, 2021							3 743

Deferred tax liabilities at December 31, 2021							-3 070

Net deferred tax balance at December 31, 2021							673

Deferred tax liabilities have not been recognized for the withholding tax and other taxes that would be payable on the remittance of earnings of foreign subsidiaries, insofar as the Group has the ability to control any future reversal and the unremitted earnings are retained in the foreign subsidiaries for reinvestment. The total unremitted earnings retained for reinvestment in the Group’s foreign subsidiaries that would be subject to withholding tax or other taxes if remitted to the Group are estimated at approximately USD 32 billion in 2022, (2021: USD 29 billion).
The gross value of tax-loss carry-forwards that have or have not been recognized as deferred tax assets, with their expiry dates, is as follows:

Gross value of tax-loss carry-forwards
(USD millions)	Unrecognized	Recognized	2022 total

One year	18	0	18

Two years	37	5	42

Three years	25	5	30

Four years	138	0	138

Five years	79	688	767

More than five years	3 880	2 380	6 260

Not subject to expiry	433	452	885

Total	4 610	3 530	8 140

(USD millions)	Unrecognized	Rcognized	2021 total

One year	15	4	19

Two years	14	6	20

Three years	37	10	47

Four years	26	11	37

Five years	146	20	166

More than five years	3 536	1 872	5 408

Not subject to expiry	418	684	1 102

Total	4 192	2 607	6 799

(USD millions)	2022	2021	2020

Tax losses carried forward that expired	6	18	14

Deferred tax assets related to carry-forwards of taxable losses and tax credits of relevant Group entities are recognized to the extent it is considered probable that future taxable profits will be available in the respective tax jurisdictions against which such losses and credits can be utilized.